STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A common stock	Class B common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Aug. 16, 2020	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Aug. 16, 2020	0	0
Issuance of Class B common stock to initial stockholders	$ 0	$ 863	24,137	0	$ 25,000
Issuance of Class B common stock to initial stockholders (in Shares)	0	8,625,000
Sale of units in initial public offering, gross					345,000,000
Sale of units in initial public offering, less derivative liabilities for public warrants	$ 3,450	$ 0	328,781,550	0	328,785,000
Sale of units in initial public offering, less derivative liabilities for public warrants (in Shares)	34,500,000	0
Offering costs	$ 0	$ 0	(18,712,088)	(18,712,088)
Sale of private placement warrants to Sponsor in private placement					9,900,000
Common stock subject to possible redemption	$ (2,873)	$ 0	(287,263,717)	0	(287,263,717)
Common stock subject to possible redemption (in Shares)	(28,726,659)	0
Net loss	$ 0	$ 0	0	(17,831,314)	(17,831,314)
Balance at Dec. 31, 2020	$ 577	$ 863	22,829,882	(17,831,314)	5,000,008
Balance (in Shares) at Dec. 31, 2020	5,773,341	8,625,000
Common stock subject to possible redemption			(15,231,908)		(15,232,060)
Net loss				(15,232,061)	(15,232,061)
Balance at Mar. 31, 2021			38,061,790	(33,063,375)	5,000,007
Balance at Dec. 31, 2020	$ 577	$ 863	22,829,882	(17,831,314)	5,000,008
Balance (in Shares) at Dec. 31, 2020	5,773,341	8,625,000
Balance at Jun. 30, 2021			39,664,893	(34,666,501)	5,000,001
Balance at Mar. 31, 2021			38,061,790	(33,063,375)	5,000,007
Common stock subject to possible redemption			(1,603,103)		(1,603,120)
Net loss				(1,603,126)	(1,603,126)
Balance at Jun. 30, 2021			$ 39,664,893	$ (34,666,501)	$ 5,000,001